Property and Equipment, net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost			$ 153,265,789	$ 3,720,235
Accumulated depreciation			(620,454)	(19,161)
Assets net			152,645,335	3,701,074
Depreciation	$ 1,772,000	$ 21,000	175,843	16,129
Land
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost			3,678,296
Assets net			3,678,296
Land with a related party
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost			3,599,324	3,599,324
Assets net			3,599,324	3,599,324
Buildings
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost			57,362,041
Accumulated depreciation			(436,209)
Assets net			56,925,832
Right To Use Assets Held Under Finance Lease With Related Party Member
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost			56,747,769
Construction in progress
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost			23,525,658
Assets net			23,525,658
Construction In Progress Related Party Member
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost			54,648,634
Assets net			54,648,634
Automobiles [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost			151,898
Accumulated depreciation			(14,791)
Assets net			137,107
Leasehold improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost			871,259
Accumulated depreciation			(17,660)
Assets net			853,599
Equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost			1,803,347	25,399
Accumulated depreciation			(68,074)	(7,235)
Assets net			1,735,273	18,164
Machinery
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost			7,625,332	95,512
Accumulated depreciation			(83,720)	(11,926)
Assets net			$ 7,541,612	$ 83,586